Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

As of June 30, 2024 and December 31, 2024, accrued expenses and other liabilities consisted of the following:

	June 30, 2024	December 31, 2024
	RMB	RMB
Accrued payroll and welfare	3,148,555	3,381,670
VAT and other taxes payable	5,462,014	5,284,937
Deposits payable	995,778	1,113,778
Due to insurance carriers	1,357,228	1,212,329
Other payables to suppliers (1)	5,027,395	4,285,544
	15,990,970	15,278,258

(1)	Other payable mainly includes payable to suppliers for promotion service, daily operation, IPO service and other service.